Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital management
Total liabilities	$ 387,237	$ 394,391
Less: cash and cash equivalents	101,055	106,437	$ 138,023	$ 184,452
Total liabilities less current assets	286,182	287,954
Equity attributable to owners of Himax Technologies, Inc.	$ 432,987	$ 446,548